Other relevant events of the year	12 Months Ended
Jun. 30, 2023
Other relevant events of the year
Other relevant events of the year

34. Other relevant events of the year

Ordinary and Extraordinary Shareholders' Meeting - IRSA

On October 28, 2022, the Ordinary and Extraordinary Shareholders’ Meeting resolved:

-	The distribution of a dividend to shareholders for up to ARS 4,340 million, payable in cash and/or in kind.
On October 31, 2022, the Board of Directors established the payment thereof in cash.
-	The creation of a new incentive plan for employees, management and directors to join without a share premium for up to 1.16% of the Share Capital.

On November 8, 2022, the Company distributed among its shareholders a cash dividend of ARS 4,340 million, equivalent to 541.4380% of the Share Capital, an amount of ARS 5.41438 per share and an amount of ARS 54.1438 per ADR (Argentine Pesos per ADR).

The amounts are expressed in the closing currency as of June 30, 2022 as approved by the Ordinary and Extraordinary Shareholders' Meeting.

Change in Warrants terms and conditions

Because of the payment of cash dividends made on November 8, 2022, certain terms and conditions of the outstanding warrants to subscribe common shares have changed:

•	Number of shares to be issued per warrant: Pre-dividend ratio: 1. Post-dividend ratio: 1.0442.

•	Exercise price per new share to be issued: Pre-dividend price: USD 0.432. Post-dividend price: USD 0.414.

The other terms and conditions of the warrants remain the same.

Warrants exercise

During the year ended June 30, 2023, certain warrant holders exercised their right to purchase additional shares. For this reason, USD 106,246 were received, for converted warrants of 245,821 to common shares. Amounts in USD are expressed in integers.

Ordinary and Extraordinary Shareholders' Meeting - IRSA

On April 27, 2023, the Ordinary and Extraordinary Shareholders’ Meeting resolved:

-

Capital Stock increased from ARS 811 million to the sum of ARS 7,364 million, through the partial capitalization of the share premium and the resulting issuance of 6,553 will be distributed to the shareholders according to their equity interest.

-	Change of the par value of the shares from ARS 1 to ARS 10.
-	Distribution of a cash dividend for ARS 21,900 million, in proportion to the shareholders’ equity interest.

On May 5, 2023, the Company distributed among its shareholders the cash dividend in an amount of ARS 21,900 million equivalent to 2,731.3451% of the stock capital, an amount per share of ARS 27.3135 and an amount per ADR of ARS 273.1345 (Argentine Pesos per ADR).

The amounts are expressed in currency as approved by the Ordinary and Extraordinary Shareholders' Meeting.

Change in Warrants terms and conditions

Because of the payment of cash dividends made on May 5, 2023, certain terms and conditions of the outstanding warrants to subscribe common shares have changed:

•	Number of shares to be issued per warrant: Pre-dividend ratio: 1.0442. Post-dividend ratio: 1.1719.

•	Exercise price per new share to be issued: Pre-dividend price: USD 0.414. Post-dividend price: USD 0.3689.

The other terms and conditions of the warrants remain the same.